S-K 1603(b) Conflicts of Interest	Jun. 01, 2026
SPAC Officers and Directors [Member]
SPAC Sponsor, Conflict of Interest [Line Items]
Conflict of Interest, Description [Text Block]
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Our officers and directors are not required to, and will not, commit their full time to our affairs, which may result in a conflict of interest in allocating their time between our operations and our search for a business combination and their other businesses. We do not intend to have any full-time employees prior to the completion of our initial business combination. Each of our officers is engaged in several other business endeavors for which he may be entitled to substantial compensation, and our officers are not obligated to contribute any specific number of hours per week to our affairs. Further, our sponsor and our officers and directors may sponsor or form other special purpose acquisition companies similar to ours or may pursue other business or investment ventures during the period in which we are seeking an initial business combination. Any such companies, businesses or investments may present additional conflicts of interest in pursuing an initial business combination. However, we do not believe that any such potential conflicts would materially affect our ability to complete our initial business combination.

Perceptive Capital Solutions Holding [Member]
SPAC Sponsor, Conflict of Interest [Line Items]
Conflict of Interest, Description [Text Block]
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Our sponsor subscribed for founder shares and purchased private placement shares in a private placement that closed simultaneously with our initial public offering. In April 2024, our sponsor transferred 30,000 founder shares to each of Mark C. McKenna, Kenneth Song and Harlan W. Waksal. Our sponsor and our management team have entered into the Letter Agreement, pursuant to which they have agreed to waive their redemption rights with respect to their founder shares, private placement shares and PCSC Class A Shares in connection with (i) the completion of our initial business combination and (ii) the approval by the shareholders of an amendment to the Existing Governing Documents (A) that would modify the substance or timing of our obligation to provide holders of our public shares the right to have their shares redeemed or repurchased in connection with our initial business combination or to redeem 100% of our public shares if we do not complete our initial business combination by June 13, 2026 (or June 13, 2027, if the Extension Amendment Proposal is approved at the Extension Meeting), or (B) with respect to any other provision relating to the rights of holders of our public shares. Additionally, our sponsor and each member of our management team have agreed to waive their rights to liquidating distributions from the Trust Account with respect to their founder shares and their private placement shares if we fail to complete our initial business combination by June 13, 2026 (or June 13, 2027, if the Extension Amendment Proposal is approved at the Extension Meeting). Except as described herein, our sponsor and our management team have agreed not to transfer, assign or sell any of their founder shares until the earliest of (A) one year after the completion of our initial business combination and (B) subsequent to our initial business combination, (x) if the closing price of our PCSC Class A Shares equals or exceeds $12.00 per share (as adjusted for share splits, share capitalizations, reorganizations, recapitalizations and the like) for any 20 trading days within any 30-trading day period commencing at least 150 days after our initial business combination, or (y) the date on which we complete a liquidation, merger, share exchange, reorganization or other similar transaction that results in all of our public shareholders having the right to exchange their ordinary shares for cash, securities or other property. With certain limited exceptions, the Private Placement Shares will not be transferable until 30 days following the completion of our initial business combination. Such transfer restrictions applicable to the founder shares and private placement shares will be amended in connection with the Business Combination and pursuant to the Sponsor Letter Agreement and Investor Rights Agreement. As discussed under “Business Combination Proposal—Certain Agreements Related to the Business Combination — Investor Rights Agreement” certain transfer restrictions applicable to the founder shares and private placement shares will be amended in connection with the consummation of the Business Combination. Because each of our officers and director nominees will own ordinary shares directly or indirectly, they may have a conflict of interest in determining whether a particular target business is an appropriate business with which to effectuate our initial business combination.

Target Company Officers and Directors [Member]
SPAC Sponsor, Conflict of Interest [Line Items]
Conflict of Interest, Description [Text Block]
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Our officers and directors may have a conflict of interest with respect to evaluating a particular business combination if the retention or resignation of any such officers and directors was included by a target business as a condition to any agreement with respect to our initial business combination. The low price that our sponsor, officers and directors (directly or indirectly) paid for the founder shares creates an incentive whereby our officers and directors could potentially make a substantial profit even if we select an acquisition target that subsequently declines in value and is unprofitable for public shareholders. If we do not complete our initial business combination by June 13, 2026 (or June 13, 2027, if the Extension Amendment Proposal is approved at the Extension Meeting), the founder shares may lose most of their value, except to the extent they receive liquidating distributions from assets outside the Trust Account, which could create an incentive for our sponsor, officers and directors to complete a transaction even if we select an acquisition target that subsequently declines in value and is unprofitable for public shareholders.

Seeking Shareholder Approval [Member]
SPAC Sponsor, Conflict of Interest [Line Items]
Conflict of Interest, Description [Text Block]
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By seeking shareholder approval, we will complete our initial business combination only if a majority of the issued and outstanding PCSC Shares, represented in person or by proxy and entitled to vote thereon, voted at a shareholder meeting are voted in favor of the Business Combination. In such case, our sponsor and directors and officers have agreed to vote their founder shares, private placement shares and public shares in favor of our proposed initial business combination (for more information on voting and permitted purchases of public shares see, “—Effecting Our Business Combination—Permitted Purchases of Our Securities and Other Transactions with Respect to Our Securities.”)